Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Disclosure of detailed information about reconciliation of the statutory tax rate to the effective rate [text Block]
The Company did not record current or deferred income tax expense for the years ended December 31, 2018, 2017 and 2016. A reconciliation of the statutory tax rate to the effective rate for the Company is as follows:

	2018	2017	2016
Statutory tax rate	26.89%	27.16%	26.54%
Income taxes/(recovery) computed at statutory rates	$(3,117)	$(3,010)	$(1,347)
Expired losses	-	-	239
Temporary differences	617	-	-
Income tax rate changes	328	(400)	126
Loss on marketable securities subject to capital gains tax rate	-	-	-
Non-refundable investment tax credits	-	-	-
Other	1,203	670	9
Permanent differences	243	240	299
Renunciation of resource expenditures	-	830	104
Tax benefits not yet recognized	726	1,670	570

	-	-	-

Disclosure of deferred taxes [text block]
The approximate tax effect of each type of temporary difference that gives rise to the Company’s deferred income tax assets and liabilities are as follows:

	2018	2017	2016
Non-capital loss carry forwards	$13,953	$12,169	$11,392
Capital losses	52	631	1,260
Investment tax credits	1,205	1,651	1,651
Marketable securities	-	-	-
Plant and equipment	477	469	448
Resource interests	12,263	12,222	10,599
Other	674	756	871

Net unrecognized deferred income tax asset	$28,624	$27,898	$26,221

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The non-capital losses expire as follows:

Year	Total
2026	$1,116
2027	3,511
2028	5,500
2029	3,547
2030	3,605
2031	3,915
2032	6,741
2033	2,271
2034	6,554
2035	3,634
2036	2,682
2037	2,340
2038	6,261

$51,677